OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2025	2024

Prepaid expenses	$1,346	$879
Government authorities	644	830
Prepaid tax asset	502	-
Others	218	452

	$2,710	$2,161